Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Provisions

	2019	2018
At January 1	320	210
Additional provisions	42	231
Disposals	(60)	(94)
Unused amounts reversed through the income statement	(3)	(1)
Used during the year	(90)	(34)
Net exchange differences	5	8
At December 31	214	320
Current	137	275
Non-current	77	45